CASH AND CASH EQUIVALENTS (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash in bank	$ 5,499		$ 11,741
Short-term bank deposits	2,007	[1]	5
Cash and cash equivalents	$ 7,506		$ 11,746	$ 4,163	$ 1,205
Interest rate on deposits	2.17%

[1]	The short-term bank deposit as of December 31, 2018 is in U.S. dollar and bear an annual interest rate of 2.17%.